Schedule of Deferred Tax Asset (Details) - USD ($)	Jan. 31, 2025	Jan. 31, 2024
Income Tax Disclosure [Abstract]
Deferred Tax Assets	$ 7,197,000	$ 7,253,000
Less Valuation Allowance	(7,197,000)	(7,253,000)
Deferred Tax Assets, Net